[LETTERHEAD]
                                  May 17, 2000

                                                   Brendan N. O'Scannlain
                                                         Direct Dial
                                                       (503) 294-9886
                                                email bnoscannlain@stoel.com

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      CMC Fund Trust (the "Registrant")
                  File Nos.  33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 27, 2000 to the Statement of Additional Information for the CMC Short Term Bond Fund, a portfolio of the Registrant, dated December 20, 1999 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         Please call the undersigned at (503) 294-9886 if I can be of any assistance.

                                   Sincerely,

                                   BRENDAN N. O'SCANNLAIN

                                   Brendan N. O'Scannlain

BNO:LDE:mej

cc:      Mr. Mark A. Wentzien

                                   [Bird Logo]

                                Supplement to the
         CMC Short Term Bond Fund's Statement of Additional Information
                             dated December 20, 1999


MANAGEMENT. The section of the Statement of Additional Information entitled "Management" is amended by replacing all of the paragraphs in the section listing the current trustees and officers of the Trust with the following:

     The Trust is managed under the general supervision of the Trustees of the Trust. The trustees and officers of the Trust are listed below, together with their principal business occupations. All principal business positions have been held for more than five years, except as follows: Columbia National Municipal Bond Fund, Inc. since January 1999; Columbia Small Cap Fund, Inc. since August 1996; and except as otherwise indicated. The term "Columbia Funds" refers to Columbia High Yield Fund, Inc., Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Special Fund, Inc., Columbia Growth Fund, Inc., Columbia Daily Income Company, Columbia Small Cap Fund, Inc., and Columbia Fixed Income Securities Fund, Inc.

J. JERRY INSKEEP, JR.,* Age 69, Chairman and Trustee of the Trust; Chairman and Director of each of the Columbia Funds; Consultant with FleetBoston Financial Corporation (since December 1997); formerly President of the Trust and each of the Columbia Funds; formerly Chairman and a Director of Columbia Management Co. (the "Adviser"), the investment adviser of the Fund, Columbia Funds Management Company ("CFMC"), Columbia Trust Company (the "Trust Company"), the Fund's transfer agent; and formerly a Director of Columbia Financial Center Incorporated ("Columbia Financial"). Mr. Inskeep's business address is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207.

JAMES C. GEORGE, Age 67, Trustee of the Trust (since December 1997) and Director of each of the Columbia Funds (since June 1994). Mr. George, former investment manager of the Oregon State Treasury (1966-1992), is an investment consultant. Mr. George's business address is 1001 S.W. Fifth Avenue, Portland, Oregon 97204.

PATRICK J. SIMPSON, Age 55, Trustee of the Trust (since April 2000) and Director of each of the Columbia Funds (since April 2000); attorney with Perkins Coie LLP. Mr. Simpson's business address is 1211 S.W. Fifth Avenue, Suite 1500, Portland, Oregon 97204.

RICHARD L. WOOLWORTH, Age 59, Trustee of the Trust and Director of each of the Columbia Funds; Chairman and Chief Executive Officer of Blue Cross and Blue Shield of Oregon; and Chairman and Chief Executive Officer of the Regence Group, health insurers. Mr. Woolworth's address is 200 S.W. Market Street, Portland, Oregon 97201.

JEFF B. CURTIS,* Age 46, President and Assistant Secretary of the Trust and each of the Columbia Funds (since April 2000); Director and President of Columbia Financial (since October 1999); Director and Senior Vice President (since January 1999) and Secretary (since April 1993) of the Trust Company; Director (since December 1997) and Senior Vice President (since January 1999) of the Adviser and CFMC. Prior to his current officer positions, Mr. Curtis was Vice President and General Counsel of the Adviser, CFMC, the Trust Company and Columbia Financial (from April 1993 to December 1998). Mr. Curtis's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

THOMAS L. THOMSEN,* Age 56, Vice President of the Trust and each of the Columbia Funds (since April 2000); President and Chief Investment Officer (since December
1997) and Director (since 1980) of the Trust Company; Director (since 1989), President and Chief Investment Officer (since December 1997) of the Adviser; Director

                                                                   (over please)

(since 1982), President and Chief Investment Officer (since December 1997) of CFMC. Prior to his current officer positions, Mr. Thomsen was Vice President of the Adviser, CFMC and the Trust Company. Mr. Thomsen's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

MYRON G. CHILD,* Age 60, Vice President of the Trust and each of the Columbia Funds (since April 2000); Vice President of the Trust Company (since December
1997); Vice President of the Adviser and CFMC (since December 1997). Prior to becoming Vice President to the Adviser and CFMC, Mr. Child was Corporate Controller (from March 1981 to November 1997). Mr. Child's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

KATHLEEN M. GRIFFIN,* Age 41, Vice President of the Trust and each of the Columbia Funds (since April 2000); Vice President of Columbia Financial (since December 1997). Prior to becoming a Vice President of Columbia Financial, Ms. Griffin was Manager of Shareholder Communications (from January 1995 to November
1997). Ms. Griffin's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

JEFFREY L. LUNZER,* Age 39, Vice President of the Trust and each of the Columbia Funds (since April 2000); Vice President of the Trust Company (since April
2000), the Adviser and CFMC (since January 1999). Prior to becoming a Vice President of the Trust Company, Adviser and CFMC, Mr. Lunzer was the Funds' Controller (from December 1998 to December 1999). Prior to joining the Adviser and CFMC, Mr. Lunzer was Vice President and Accounting Manager for WM Shareholder Services, Inc., a subsidiary of Washington Mutual Bank (from 1984 to November 1998), and Treasurer and Fund Officer of WM Group of Funds, a mutual fund company (from 1988 to November 1998). Mr. Lunzer's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

SUSAN J. WOODWORTH,* Age 48, Vice President of the Trust and each of the Columbia Funds (since April 2000); Vice President of the Trust Company (since December 1997). Prior to becoming Vice President of the Trust Company, Ms. Woodworth was Manager of Mutual Fund Operations (from July 1980 to November
1997). Ms. Woodworth's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

MARK A. WENTZIEN,* Age 40, Secretary of the Trust and each of the Columbia Funds (since April 2000); Director, Vice President and Secretary of Columbia Financial (since January 1999); Associate Counsel of the Trust Company (since January
1999); Vice President-Legal of the Adviser and CFMC (since July 1999), and Associate Counsel (from April 1997 to June 1999). Prior to joining the Adviser and CFMC, Mr. Wentzien was an attorney with the law firm of Davis Wright Tremaine LLP (from September 1985 to April 1997). Mr. Wentzien's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

         *These individuals are "interested persons" as defined by the Investment Company Act of 1940 (the "1940 Act") and receive no fees or salaries from the Trust or the Funds.

                              Dated: April 27, 2000